Other non-current assets (Tables)	6 Months Ended
Jun. 30, 2024
Other non-current assets
Schedule of other non-current assets

	At June 30,	At December 31,
(in thousands of $)	2024	2023
Non-current restricted cash	$2,269	$2,419
Non-current financial assets held at fair value through profit or loss	22,160	21,715
Non-current financial assets held at fair value through OCI	9,847	15,528
Total other non-current assets	$34,276	$39,662